Funds held for clients (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 978,436	$ 506,780
Cash
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	704,503	233,584
Short-term investments
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	33,001	50,000
Long-term bonds
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 240,932	$ 223,196